FILE NO. 2-10002
                                                  FILE NO. 811-495

                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 99                         /X/
                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 99
                 (Check appropriate box or boxes.)

                      D.L. BABSON BOND TRUST
        (Exact name of Registrant as Specified in Charter)
      BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /_/ 60 days after filing pursuant to paragraph (a)(1) /X/ on March 31, 1999 pursuant to paragraph (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BABSON
Bond Trust

Prospectus
March 31, 1999

A no-load mutual fund that
emphasizes current income.


BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group

PROSPECTUS
March 31, 1999

D.L. BABSON
BOND TRUST

Investment Counsel:
DAVID L. BABSON & CO., INC.
Cambridge, Massachusetts

Managed and Distributed By:
JONES & BABSON, INC.
Kansas City, Missouri


TABLE OF CONTENTS
                                                                        Page
Information About the Trust
Investment Objective and
Portfolio Management Policy                                             2
Risk Factors                                                            2
Past Performance                                                        3
Fees and Expenses                                                       4
Management and Investment Counsel                                       6
Financial Highlights                                                    7
Information about Investing
How to Purchase Shares                                                  9
How to Redeem Shares                                                    9
Shareholder Services                                                    10
How Share Price is Determined                                           10
Dividends, Distributions and their Taxation                             11
Additional Policies about Transactions                                  12
Conducting Business with the Babson Funds                               13


Shares of the Trust have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


INVESTMENT OBJECTIVE AND PORTFOLIO MANAGEMENT POLICY

The objective of Babson Bond Trust is to provide shareholders with maximum current income and reasonable stability of principal, consistent with its quality and maturity standards. To pursue this objective, the Trust offers shares of two separate portfolios of fixed income securities with differing maturity lengths. Portfolio L (which invests in longer term bonds) is expected to have a weighted average maturity of more than five years. Portfolio S (which invests in shorter term bonds) is expected to have a weighted average maturity of five years or less.

The Trust's Investment Counsel is David L. Babson & Co., Inc. which manages the Portfolios under the supervision of Jones & Babson, Inc., the Trust's Manager.

For both Portfolios the Fund will invest at time of purchase:

       At least 80% of its assets in debt securities to include: (1) direct or guaranteed obligations of the U.S.
government and its agencies, and (2) investment quality debt securities issued by corporations or other business organizations, including notes and bonds.

       Debt securities secured by specific assets of the issuing corporation (such as mortgage bonds and equipment trusts) as well as unsecured debt securities that represent claims on the general credit of the issuer.

       Securities rated in the top three classifications by Mode's (Aaa, Aa and A) or Standard & Poor's, however, up to 25% of a Portfolio's assets may be invested in securities rated Baa or better by Moody's or BBB or better by S&P. The Trust's Board of Trustees may change this policy without shareholder approval.

       Up to 25% of its assets in Yankee Bonds. Yankee Bonds are issued by foreign-domiciled entities and underwritten by a U.S. syndicate for delivery in the U.S.

       Cash or short-term debt obligations.

       Variable rate master demand notes, which represent a borrowing agreement between an institutional lender and borrower.

The average weighted maturity of Portfolio L is maintained within a range of 7 to 15 years, and the average weighted maturity of Portfolio S is maintained within a range of 2 to 5 years unless management believes that an average weighted maturity outside these ranges best suits a Portfolio's objective. The Portfolios may shorten or lengthen portfolio maturities as interest rates change. The Portfolios may also increase the level of cash or short term debt obligations to over 20% of the assets for temporary defensive purposes. Keep in mind that a temporary defensive strategy still has the potential to lose money. In addition, the Trust intends to maintain a position in cash or high quality short term debt obligations for reserves to cover redemptions and unanticipated expenses.

RISK FACTORS

The Portfolios are not designed to offer a complete or balanced investment program.

The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with changes in interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Future interest rates cannot be accurately and consistently forecast. As a result, the values of the Portfolios will go up or down and you will make or lose money with these fluctuations. The amount of the dividends paid by a Portfolio will change based on the amount of income it earns on its investments. Also, it is possible that the issuer of a debt security may default on the interest and principal payments due to a Portfolio.

While we cannot eliminate these risks, the Trust's Investment Counsel will try to minimize risk by selecting securities considered to be high quality and by diversifying - spreading the risk by putting each Portfolio's investment into a broad range of debt securities.

Variable rate master demand notes are not generally traded, and there is no secondary market. The securities are immediately repayable by the borrower at face value, plus accrued interest, at any time. The Trust monitors, on an ongoing basis, the issuer's earning power, cash flow and other liquidity ratios, and the borrower's ability to pay principal and interest on demand.

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. However, there is no way to be sure that these steps will completely protect the Trust from being affected.

PAST PERFORMANCE

The tables below show each Portfolio's annual total returns and its long-term performance. The bar charts show how each Portfolio's return has changed from year to year. The next table shows how Portfolio L's and Portfolio S's average annual returns for certain periods compare with those of Lehman Brothers Aggregate Bond Index and Lehman Brothers Intermediate Government/Corporate Index, respectively. Each table reflects all expenses of the Portfolios and Trust and assumes that all dividends and capital gain distributions have been reinvested in new shares of the Portfolios. Past performance is not necessarily an indication of how a Portfolio will perform in the future.


CHART - PORTFOLIO L
[PERFORMANCE BAR CHART - ANNUAL RETURNS]
89      13.12%
90       7.78%
91      14.99%
92       7.96%
93      11.14%
94      -3.29%
95      15.94%
96       3.16%
97       9.30%
98       7.40%

Best Quarter    Q2      '89      7.82%
Worst Quarter   Q1      '94     -2.67%


Average Annual Total Return as of December 31, 1998

                                1 Year  5 Years 10 Years
Lehman Bros.
  Aggregate
  Bond Index                    2.03%   0.21%   1.46%
Portfolio L                     7.40%   6.31%   8.62%


CHART - PORTFOLIO S
[PERFORMANCE BAR CHART - ANNUAL RETURNS]
89      10.81%
90       8.09%
91      14.47%
92       6.99%
93       8.42%
94      -2.09%
95      13.61%
96       4.42%
97       8.20%
98       6.88%

Best Quarter    Q2      '95      4.15%
Worst Quarter   Q1      '94     -2.04%


Average Annual Total Return as of December 31, 1998

                                1 Year  5 Years 10 Years
Lehman Bros.
  Intermediate
  Government/
  Corporate Index               8.44%   6.60%   8.52%
Portfolio S                     6.88%   6.08%   7.89%


fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Portfolio L
Shareholder Fees
(fees paid directly from your investment)
	   Maximum Sales Charge (Load) Imposed on Purchases		None
           Maximum Deferred Sales Charge (Load)                         None
           Maximum Sales Charge (Load) Imposed on Reinvested Dividends  None
           Redemption Fee                                               None
           Exchange Fee                                                 None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
           Management Fees                                              .95%
           Distribution (12b-1) Fees                                    None
           Other Expenses                                               .02%*
           Total Annual Fund Operating Expenses                         .97%*

	*As a percentage of average daily net assets.

Fee Examples
The following examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the PortfolioOs operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
	$99	$309	$536	$1,190

fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Portfolio S
Shareholder Fees
(fees paid directly from your investment)
	   Maximum Sales Charge (Load) Imposed on Purchases		None
           Maximum Deferred Sales Charge (Load)                         None
           Maximum Sales Charge (Load) Imposed on Reinvested Dividends  None
           Redemption Fee                                               None
           Exchange Fee                                                 None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
           Management Fees                                              .95%**
           Distribution (12b-1) Fees                                    None
           Other Expenses                                               .02%*
           Total Annual Fund Operating Expenses                         .97%*
	*As a percentage of average daily net assets.
	    **Reduced to .65% by the Board of Trustees through March 31, 2000.

Fee Examples
The following examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
	$68	$214	$373	$835

MANAGEMENT AND INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1959. It began managing the Trust on March 1, 1972, and it acts as the Trust's principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Trust. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Trust are payable by the Trust. These expenses include taxes, interest, governmental charges and fees, including registration of the Trust with the Securities and Exchange Commission and the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co., Inc. as its Investment Counsel to assist in the investment advisory function. David L. Babson & Co., Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Trust to maintain an extensive duplicate staff. Edward L. Martin has been the manager of Babson Bond Trust since 1984. Mr. Martin joined David
L. Babson & Co. in 1984. He is a Chartered Financial Analyst with 27 years of investment management experience, and he heads the Babson fixed income department.

For its services, Portfolio L and Portfolio S pay Jones & Babson, Inc. a fee of 95/100 of one percent (.95%) of each Portfolio's average daily net assets. However, during the period from May 1, 1988 through March 31, 1999, Jones & Babson has waived 30/100 of one percent (.30%) of the fee for Portfolio S. As a result, the fee paid by Portfolio S is 65/100 of one percent (.65%). The Management Agreement limits the liability of the Manager or its Investment Counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Trust's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Trust's financial statements, are included in the annual report, which is available upon request.


Portfolio L

                                                                For the Year Ended November 30th
                                                          1998     1997     1996     1995    1994
Net asset value, beginning of period                    $ 1.56   $ 1.55   $ 1.58   $ 1.47   $ 1.67
	Income (loss) from investment operations:
                Net investment income (loss)               .094     .098     .107     .108     .108
		Net gains or losses on securities
                 (both realized and unrealized)            .030     .010    (.030)    .110    (.149)
        Total from investment operations                   .124     .108     .077     .218    (.041)
	Less distributions:
                Dividends (from net investment income)    (.094)   (.098)   (.107)   (.108)   (.108)
                Distributions (from capital gains)         -        -        -        -       (.051)
        Total distributions                               (.094)   (.098)   (.107)   (.108)   (.159)
Net asset value, end of period                          $ 1.59   $ 1.56   $ 1.55   $ 1.58   $ 1.47

Total return                                              8.13%    7.26%    5.17%   15.28%   (2.71)%

Ratios/Supplemental Data
Net assets, end of period (in millions)                 $  128  $   132   $  142   $  161   $  140
Ratio of expenses to average net assets                    .97%    .97%      .97%    .97%     .97%
Ratio of net investment income to average net assets      5.93%   6.38%     6.96%   7.06%    6.95%
Portfolio turnover rate                                     43%     59%       61%     50%      40%

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Trust's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Trust's financial statements, are included in the annual report, which is available upon request.

Portfolio S

                                                                For the Year Ended November 30th
                                                          1998      1997      1996      1995      1994
Net asset value, beginning of period                   $  9.78   $  9.77   $  9.90   $  9.43   $ 10.48
	Income (loss) from investment operations:
                Net investment income (loss)               .582      .618      .692      .726      .694
		Net gains or losses on securities
                 (both realized and unrealized)            .130      .010     (.130)     .470     (.899)
        Total from investment operations                   .712      .628      .562     1.196
	(.205)
	Less distributions:
                Dividends (from net investment income)    (.582)    (.618)    (.692)    (.726)    (.694)
                Distributions (from capital gains)         -         -         -         -        (.151)
        Total distributions                               (.582)    (.618)    (.692)    (.726)    (.845)
Net asset value, end of period                         $  9.91   $  9.78   $  9.77   $  9.90   $  9.43

Total return                                              7.47%     6.70%     5.96%    13.10%    (2.06)%

Ratios/Supplemental Data
Net assets, end of period (in millions)                $    38   $    41   $    34   $    33   $    30
Ratio of expenses to average net assets                    .67%      .67%      .66%      .67%      .67%
Ratio of net investment income to average net assets      5.90%     6.42%     7.10%     7.47%     7.02%
Ratio of expenses to average net assets before
voluntary reduction of management fee                      .97%      .97%    .96%    .97%    .97%
Portfolio turnover rate                                     60%       65%     48%     57%     42%

HOW TO PURCHASE SHARES


No Load Fund
        There are no sales commissions or Rule 12b-1 fees

How to Buy Shares (see accompanying chart for details)
        By phone, mail or wire
        Through Automatic Monthly Investments
        Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment
        $1,000 for most accounts
        $250 for IRA and Uniform Transfer (Gift) to Minors accounts $100 for Automatic Monthly Investments
        $1,000 for exchanges from another fund

Minimum Additional Investment
        $100 for purchases by phone or mail ($1,000 for wire purchases) $50 for Automatic Monthly Investments
        $1,000 for exchanges from another fund

Minimum Account Size
You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Trust account at any time in the following amounts:

        any amount for redemptions requested by mail, phone or telegraph $1,000 or more for redemptions wired to your account ($10 fee)
        $50 or more for redemptions by a systematic redemption plan (there may be a fee)
        $1,000 or more for exchanges to another fund
        $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:

        Uniform Transfers (Gifts) to Minors accounts
        Accounts for corporations or partnerships
        Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
        Prototype Retirement Plans for the self-employed, partnerships and corporations.
        Traditional IRA accounts
        Roth IRA accounts
        Education IRA accounts
        Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of each Portfolio are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Trust, orders may be processed at the net asset value per share next effective after receipt by us.

The per share calculation is made by subtracting from each Portfolio's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern
Time) on days when the Trust is open for business (generally the same days that the New York Stock Exchange is open for trading).

Debt securities (other than short-term obligations), including listed issues, are valued by a pricing service which uses both dealer-supplied valuations and electronic data processing techniques. These values take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. They do not exclusively rely on exchange or over-the-counter prices, so that they reflect more accurately the fair value of such securities. The Trust's Board of Trustees has approved the use of the pricing service. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Preferred stocks, common stocks and warrants, if listed on an exchange, will be valued at the last sale price on the principal exchange upon which the security is traded on the day it is valued. If not traded, or if unlisted, the security is valued at the mean between the last current bid and asked prices. If there are no such quotations or valuations, they are valued at fair value as determined by or at the direction of the Board of Trustees.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

At the end of each business day, each Portfolio declares dividends from its net investment income. These dividends are payable to those who were shareholders of record at the end of the previous business day. On the last day of the month, all dividends declared during that month are credited to the accounts of those shareholders. Any net capital gains that a Portfolio has realized on the sale of securities, if any, will be declared annually on or before December 31. Your dividends and distributions will be reinvested automatically in additional shares of the same Portfolio, unless you have elected on your original application, or by written instructions filed with the Trust, to have them paid in cash. There are no fees or sales charges on reinvestments.

If at the time you close your account, there is net undistributed income, we will pay it to you by check on the next dividend distribution date. If you redeem some but not all your shares, any net undistributed credit will be distributed on the next dividend date as usual. Shares begin earning income on the day following the effective date of purchase. Income earned by a Portfolio on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business. However, on month-ends such dividend is declared as of the last day of the month.

Dividends from net investment income or net short-term gains will be taxable (for investors subject to income taxes) as ordinary income, whether paid in cash or in additional shares. Whether paid in cash or additional shares, and regardless of the length of time shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Also, if purchases of shares in a Portfolio are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution (for investors subject to tax).

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The Trust will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption on your individual tax return.

Distributions declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been received by shareholders on December 31 of such year, so long as the distributions are actually paid before February 1 of the following year. You will be notified each January as to the federal tax status of distributions paid by the Portfolios. Such distributions may also be subject to state and local taxes.

Taxes on Transactions - Exchange and redemption of Portfolio shares are taxable events for federal income tax purposes. Any loss incurred on a sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of capital gains received with respect to such shares. Starting January 1, 2001, sales of securities held for more than five years will be taxed at special lower rates. You may also be subject to state and municipal taxes on such exchanges and redemptions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends-Received Deduction for Corporations - It is expected that only a small portion of the dividends paid by each Portfolio will qualify for the 70% dividends-received deduction for corporations. The Trust will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Withholding - You must certify on your application, or on a separate form supplied by us, that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to backup withholding, or that you are exempt from backup withholding. Otherwise, we are required by federal law to withhold 31% of reportable payments paid to you.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Trust and its shareholders.

Redemptions - We try to send proceeds as soon as practicable. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Trust. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, or until 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

        A redemption check sent to a different payee, bank or address than we have on file.
        A redemption check mailed to an address that has been changed within the last 30 days.
        A redemption for $50,000 or more in writing.
        A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or telegraph. We may refuse a telephone request, including a telephone or telegraph redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are not followed, the Trust may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Trust nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.

CONDUCTING BUSINESS WITH THE BABSON FUNDS
CONDUCTING BUSINESS WITH THE BABSON FUNDS
[CHART-ROWS]
BY PHONE
BY MAIL
BY WIRE
THROUGH AUTOMATIC TRANSACTION PLANS

[CHART-COLUMB HEADINGS]
HOW TO OPEN AN ACCOUNT
HOW TO SELL SHARES
HOW TO EXCHANGE SHARES BY WIRE


BY PHONE

1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

[How to Open an Account]
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

[How to Add to an Account]
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Trust and participating banks.

[How to Sell Shares]
You may withdraw any amount ($1,000 minimum if wired) by telephone or telegram. We will send funds only to the address or bank account on file with us. Provide the Trust's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

[How to Exchange Shares By Wire]
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Babson or Buffalo Fund which have been held in open account for 15 days or more.


BY MAIL

Initial Purchases and all Redemptions:
D.L. Babson Bond Trust
(designate Portfolio L or S)
P.O. Box 419757
Kansas City, MO 64141-6757

Subsequent Purchases:
D.L. Babson Bond Trust
(designate Portfolio L or S)
P.O. Box 419779
Kansas City, MO 64141-6779


[How to Open an Account]
Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.

[How to Add to an Account]
Make your check ($50 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

[How to Sell Shares]
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

[How to Exchange Shares By Wire]
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson or Buffalo Fund into which the amount is being transferred.


BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For D.L. Babson Bond Trust
    Portfolio L/AC=987032-6256
    Portfolio S/AC=987032-6248
OBI=(your account number and account name)

[How to Open an Account]
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

[How to Add to an Account]
Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Babson or Buffalo Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

[How to Sell Shares]
Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

[How to Exchange Shares By Wire]
Not applicable.


THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.


[How to Open an Account]
Not applicable.

[How to Add to an Account]
Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

[How to Sell Shares]
Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Trust or you cancel the plan.


[How to Exchange Shares By Wire]
Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another Babson or Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.





Equities
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

Fixed Income
Bond Trust
Money Market Fund
Tax-Free Income Fund

* Closed to new investors.

ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) contains additional information about the Trust and is incorporated by reference into this Prospectus. The Trust's annual and semi-annual reports to shareholders contain additional information about the Trust's investments. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Trust as shown below. You also may call the toll free number given below to request other information about the Trust and to make shareholder inquiries.

You may review and copy the SAI and other information about the Trust by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-609.


BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group

P.O. Box 419757
Kansas City, MO 64141-6757
816-751-5900


1-800-4-BABSON
(1-800-422-2766)
www.babsonfunds.com








PART B

D. L. BABSON BOND TRUST

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1999

This Statement is not a Prospectus but should be read in conjunction with the Trust's current Prospectus dated March 31, 1999. To obtain the Prospectus or Annual Report to Shareholders, please call the Trust toll-free at 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 751-5900. Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.


                                TABLE OF CONTENTS
                                                                Page

        Investment Objective and Policies                       2
        Repurchase Agreements                                   2
	Risk Factors applicable to Repurchase Agreements	2
        Portfolio Transactions                                  2
        Investment Restrictions                                 3
        Performance Measures                                    4
        Total Return                                            4
        How the Trust's Shares are Distributed                  5
        Purchase and Redemption Services                        5
        How Share Purchases are Handled                         5
        Redemption of Shares                                    6
        Management and Investment Counsel                       7
        Holidays                                                7
        Trustees and Officers                                   7
        Dividends, Distributions and Their Taxation             9
        General Information and History                         11
        Custodian                                               11
        Transfer Agent                                          11
        Independent Auditors                                    12
        Other Jones & Babson Funds                              12
        Fixed Income Securities Described and Ratings           13
        Financial Statements                                    15











INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Trust's investment objective and policies set forth in the Prospectus. The D. L. Babson Bond Trust is an open-end, diversified investment company. It is organized as a common law trust and is referred to throughout the Prospectus and this "Statement of Additional Information" as the Trust.

Portfolio L will generally have a duration of between 3.5 and 7 years (excluding short-term investments). Portfolio S will generally have a duration of between 2 and 4 years (excluding short-term investments). Duration is a portfolio management tool used to determine the price sensitivity of an individual bond or portfolio of fixed income securities to a change in interest rates.
Unlike maturity, which only states when the final payment is received, the duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Fund's portfolio may include securities with maturities and durations outside these ranges.

REPURCHASE AGREEMENTS

The Trust may invest in issues of the United States
Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Trust with the concurrent agreement by the seller to repurchase the securities at the Trust's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company
Act of 1940, repurchase agreements are considered loans by the Trust.

The Trust will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Trustees of the Trust. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the net assets of the Trust.


RISK FACTORS APPLICABLE TO
REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Trust may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Trust may not be able to perfect its interest in the underlying securities. While the Trust's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Trust are made by Jones & Babson, Inc. pursuant to recommendations by David L. Babson & Co. Inc.
Trustees of the Trust and officers of Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. Although short-term trading profits are not a goal of the Trust, it is possible that it may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve quality. However, under normal circumstances, it is anticipated that each Portfolio's turnover will not exceed 100% on an annual basis.

In instances where securities are purchased on a commission basis the Trust will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Trust, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Trust does not intend to solicit competitive bids on each transaction. The Trust expects that purchases and sales of portfolio securities usually will be principal transactions from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere.
Usually there will be no brokerage commission paid by the Trust for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price.

The Trust believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.
Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Trust, when acting on its behalf, as well as for any research or other services provided to the Trust.
When buying securities in over-the-counter markets, the Trust will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Trust normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Trust reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the share-holders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Trustees of the Trust and Jones & Babson, Inc.

Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Trust to other clients, or who act as agents in the purchase of the Trust's shares for their clients.

Research services furnished by broker-dealers may be useful to the Trust's manager and its investment counsel in serving other clients, as well as the Trust.
Conversely, the Trust may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Trust may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Trust and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Trust or the size of the position obtained by the Trust.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio Management Policy," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Trust or the affected
Portfolio series.

The Trust will not: (1) purchase any investment security for credit or on margin, except such short-term credits as are necessary for the clearance of transactions; (2) participate on a joint or a joint-and-several basis in any trading account in securities; (3) sell any securities short; (4) borrow money, securities or other property in any event or for any purpose whatsoever, or issue any security senior to the shares authorized by the Trust Indenture; (5) lend money, securities or other assets of the Trust for any purpose whatsoever, provided however, that the acquisition of any publicly distributed securities shall not be held or construed to be the making of a loan; (6) mortgage, pledge, hypothecate or encumber in any manner whatsoever any investment securities at any time owned or held by the Trust; (7) underwrite or participate in the underwriting of any securities; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) acquire any security issued by any issuer in which an officer, director or stockholder of such issuer is a Trustee of the Trust or an officer or director of a principal underwriter (as defined in the Investment Company Act of 1940) if after the purchase of such security one or more of the Trustees owns beneficially more than one-half (1/2) of one per centum (1%) of the capital stock of such issuer and such Trustees together own beneficially more than five per centum (5%) of the capital stock of such issuer; (10) acquire any security of another issuer if immediately after and as a result of such acquisition the market value of such securities of such other issuer shall exceed five per centum (5%) of the market value of the total assets of the Trust or the Trust shall own more than ten per centum
(10%) of the outstanding voting securities of such issuer. This restriction does not apply to securities issued by the United States or any state, county, or municipality thereof; (11) invest more than 25% of the value of its assets in any one industry; (12) engage in the purchase or sale of real estate or commodities; (13) invest in companies for the purpose of exercising control of management; or (14) purchase any securities which are subject to legal or contractual restrictions, i.e., restricted securities which may not be distributed publicly without registration under the Securities Act of 1933.


PERFORMANCE MEASURES

The Trust may advertise "average annual total return" for each Portfolio over various periods of time. Such total return figures show the average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Trusts' shares and assume that any income dividends and/or capital gains distributions made by a Portfolio during the period were reinvested in shares of the Portfolio.
Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons. In advertisements or in reports to shareholders, each Portfolio may compare its performance to that of other mutual funds with similar investment objectives and to bond or other relevant indices. For example, the Trust may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Trust may compare its performance to the Shearson/Lehman
Government/Corporate Index, an unmanaged index of government and corporate bonds. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal
Finance Magazine, Business Week, Morningstar
Mutual Funds, Investor's Business Daily,
Institutional Investor, The Wall Street Journal,
Mutual Fund Forecaster, No- Load Investor, Money,
Forbes, Fortune and Barron's may also be used in comparing performance of the Trust. Performance comparisons should not be considered as representative of the future performance of any Portfolio.

Performance rankings, recommendations,
published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance
Magazine, Financial World, Forbes, U.S. News &
World Report, Business Week, The Wall Street
Journal, Investors Business Daily, USA Today,
Fortune and Stanger's may also be cited (if the Trust is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal
Finance, Income and Safety, The Mutual Fund Letter,
No-Load Fund Investor, United Mutual Fund
Selector, No-Load Fund Analyst, No-Load Fund X,
Louis Rukeyser's Wall Street newsletter, Donoghue's
Money Letter, CDA Investment Technologies, Inc.,
Wiesenberger Investment Companies Service and
Donoghue's Mutual Fund Almanac.

TOTAL RETURN

The Trust's "average annual total return" figures
described and shown below are computed according
to a formula prescribed by the Securities and
Exchange Commission. The formula can be
expressed as follows:
P(1+T)n		=	ERV

Where:	P	=	a hypothetical initial payment of
                        $1000

	T	=	average annual total return

	n	=	number of years

        ERV     =       Ending Redeemable Value of a
                        hypothetical $1000 payment made
                        at the beginning of the 1, 5 or 10
                        year (or other) periods at the end of
                        the 1, 5 or 10 year (or other)
                        periods (or fractional portions
                        thereof).




The table below shows the average total return for the Portfolios for the specified periods.

	Portfolio L	Portfolio S

For the one year
12/1/97-11/30/98	8.13%	7.47%

For the five years
12/1/93-11/30/98	6.47%	6.12%
For the ten years
12/1/88-11/30/98	8.58%	7.87%

From
commencement
of operation
to 11/30/98*            7.68%   7.68%
_______________________________________

*	Portfolio L commenced operation
November 2, 1944.
*	Portfolio S commenced operation
April 19, 1988.

HOW THE TRUST'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of the Trust, agrees to supply its best efforts as sole distributor of the Trust's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. Jones & Babson, Inc. is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO
64108-3306

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 1999, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Trustees, including a majority of those Trustees who are not parties to such Agreements or interested persons of any such party.
It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole distributor of the shares for David L. Babson Growth Fund, Inc.,
D.L. Babson Money Market Fund, Inc., D. L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund, Inc., UMB Scout
Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB
Scout Money Market Fund, Inc., UMB Scout Tax-
Free Money Market Fund, Inc., UMB Scout Regional
Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB
Scout Balanced Fund, Inc., UMB Scout Capital
Preservation Fund, Inc., UMB Scout Kansas Tax-
Exempt Bond Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo
Small Cap Fund, Inc. and AFBA Five Star Fund, Inc.

PURCHASE AND REDEMPTION SERVICES

We reserve the right to:

        Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Trust's special investment programs.
        Cancel or change the telephone investment service, the telephone/telegraph exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Trust and its investors.
        Cancel or change the telephone/telegraph redemption service at any time without notice.
        Begin charging a fee for the telephone
        investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.
        Begin charging a fee for the
        telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.
        Begin charging a fee for the systematic
        redemption plan upon 30 days written notice to you.
        Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/telegraph redemption method at the same time you submit the initial application to purchase shares.
        Require signature guarantees if there
        appears to be a pattern of redemptions
        designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Trust and its shareholders.




HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for the consequences of delays, including delays in the banking or Federal
Reserve wire systems. We cannot process transaction requests that are not complete and in good order. If you use the services of any other broker to purchase or redeem shares of the Trust, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by theTrust.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Trust in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Trust has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Trust arising out of such cancellation. To recover any such loss, the Trust reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Trust and its shareholders. The Trust also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Trust's special investment programs.

The Trust reserves the right to refuse to accept orders for Trust shares unless accompanied by payment, except when a responsible person has indemnified the Trust against losses resulting from the failure of investors to make payment. In the event that the Trust sustains a loss as the result of failure by a purchaser to make payment, the Trust's underwriter, Jones & Babson, Inc., will cover the loss.


REDEMPTION OF SHARES

We will not be responsible for the consequences of delays, including delays in the banking or Federal
Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The Telephone/Telegraph Redemption Service may only be used for non certificated shares held in an open account. We reserve the right to refuse a telephone or telegraph redemption request. At our option, we may pay such redemption by wire or check. We may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts.

To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Trust.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Trust's Board of Trustees under the following conditions authorized by the Investment
Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock
Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Trust of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Trust to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Trust's shareholders.

MANAGEMENT AND INVESTMENT
COUNSEL

As a part of the Management Agreement, Jones &
Babson, Inc.  employs at its own expense David L.
Babson & Co. Inc., as its investment counsel.  David
L. Babson & Co. Inc. was founded in 1940, as a
private investment research and counseling organiza-
tion.   David L. Babson & Co. Inc.  serves individual,
corporate and other institutional clients and participates with Jones & Babson, Inc. in the management of nine Babson no-load mutual funds.

The aggregate management fees paid to Jones & Babson, Inc.
during the three most recent fiscal years ended
November 30, 1998, 1997 and 1996 (from which Jones & Babson, Inc.
paid all the Fund's expenses except those payable directly by the Fund) were $________, $1,275,822 and $________, respectively for the services provided to the Trust.
The aggregate management fees paid to Jones &
Babson, Inc. by the Trust during the three most recent fiscal years ended November 30, 1998, 1997 and 1996 (from which Jones & Babson, Inc. paid all the
Trust's expenses except those payable directly by the Trust) were $ 1,226,260, $1,275,822, and $1,408,223, respectively, for Portfolio L and $370,143, $254,164, and $205,831, respectively, for Portfolio S. The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Trust. The annual fee charged by Jones & Babson, Inc. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the fund. Yet, it compares favorably with these other advisers when all expenses to shareholders are taken into account. The total expenses of the Trust for the fiscal year ended November 30, 1998, amounted to 97/100 of one percent (.97%) of the average net assets of Portfolio L and 67/100 of one percent (.67%) of the average net assets of Portfolio
S.

David L. Babson & Co. Inc. has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Trust to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. Jones & Babson, Inc. pays David
L. Babson & Co. Inc. a fee for each Portfolio of
25/100 of one percent (.25%) of the average daily total net assets, which is computed daily and paid semimonthly. This fee has been reduced to 15/100 of one percent (.15%) for Portfolio S until March 31,
1999.  The cost of the services of David L. Babson &
Co. Inc. is included in the services of Jones &
Babson, Inc. During the three most recent fiscal years ended November 30, 1998, 1997 and 1996,
Jones & Babson, Inc. paid David L. Babson & Co.
Inc. fees amounting to $323,879, $335,133, and $371,539, respectively, for Portfolio L and $58,443,
$58,337, and $47,623, respectively, for Portfolio S.

Certain officers and trustees of the Trust are also officers or directors or both of other Babson Funds, Jones & Babson, Inc. or David L. Babson & Co. Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni
Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America.
Mediobanca is a 5% owner of Generali.

David L. Babson & Co. Inc. is a wholly-owned subsidiary of DLB Acquisition Corporation, an indirect, majority owned subsidiary of Massachusetts
Mutual Life Insurance Company headquartered in
Springfield, Massachusetts. Massachusetts Mutual
Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson & Co. Inc., under the
Investment Company Act of 1940.

HOLIDAYS

The net asset value per share of each Portfolio is computed once daily, Monday through Friday, 4:00 p.m. (Eastern Time) except: days when the Trust is not open for business; days on which changes in the value of a Portfolio's securities will not materially affect the net asset value; days during which no redemption or purchase order is received by the Trust; and customary holidays.

The Trust does not compute its net asset value on the following customary holidays:

New Year's Day          January 1
Martin Luther           Third Monday
King, Jr. Day             in January
Presidents' Holiday	Third Monday
                          in February
Good Friday             Friday before Easter
Memorial Day            Last Monday
                          in May
Independence Day        July 4
Labor Day               First Monday
                          in September
Thanksgiving Day	Fourth Thursday
                          in November
Christmas Day           December 25

TRUSTEES AND OFFICERS

The officers of the Trust manage its day-to-day operations. The Trust's manager and its officers are subject to the supervision and control of the Board of Trustees.

The Trust is managed by Jones & Babson, Inc.
subject to the supervision and control of the Board of Trustees. Following is a list of the officers and trustees of the Trust and their ages. Unless noted otherwise, the address of each officer and trustee is BMA Tower, 700 Karnes Blvd., Kansas City,
Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*	Larry D. Armel (57), President and Trustee.
President and Director, Jones & Babson, Inc.,
David L. Babson Growth Fund,  Inc. , D. L. Babson
Money Market Fund, Inc., D. L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson Value
Fund, Inc., Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund, Inc., UMB Scout
Stock Fund, Inc., UMB Scout Bond Fund, Inc.,
UMB Scout Money Market Fund, Inc., UMB Scout
Tax-Free Money Market Fund, Inc., UMB Scout
Regional Fund, Inc., UMB Scout WorldWide Fund,
Inc., UMB Scout Balanced Fund, Inc., UMB Scout
Capital Preservation Fund, Inc., UMB Scout
Kansas Tax-Exempt Bond Fund, Inc., Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc., Buffalo Small Cap Fund, Inc.,
Investors Mark Series Fund, Inc.; Director, AFBA
Five Star Fund, Inc.

Francis C. Rood (64), Trustee.  Retired, 73-395
Agave Lane, Palm Desert, California 92260-6653.
Formerly Vice President of Finance, Hallmark
Cards, Inc.; Director, David L. Babson Growth
Fund, Inc., D. L. Babson Money Market Fund,
Inc., D. L. Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.,
Buffalo Small Cap Fund, Inc., Investors Mark
Series Fund, Inc.

William H. Russell (75), Trustee.  Financial
Consultant, 645 West 67th Street, Kansas City,
Missouri 64113; previously Vice President, Sprint;
Director, David L. Babson Growth Fund, Inc., D.
L. Babson Money Market Fund, Inc., D. L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise
Fund,  Inc. , Babson Enterprise Fund II, Inc.,
Babson Value Fund Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc.,
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc., Buffalo Small Cap Fund, Inc.,
Investors Mark Series Fund, Inc.

H. David Rybolt (56), Trustee.  Consultant, HDR
Associates, P.O. Box 2468, Shawnee Mission,
Kansas 66201; Director, David L. Babson Growth
Fund, Inc., D.L. Babson Money Market Fund, Inc.,
D.L. Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II,
Inc., Babson Value Fund, Inc., Shadow Stock
Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc., Buffalo Small Cap
Fund, Inc., Investors Mark Series Fund, Inc.

P. Bradley Adams (38), Vice President and
Treasurer.  Vice President and Treasurer, Jones &
Babson, Inc., David L. Babson Growth Fund, Inc.,
D.L. Babson Money Market Fund, Inc., D.L.
Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II,
Inc., Babson Value Fund, Inc., Shadow Stock
Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., UMB Scout Stock Fund, Inc., UMB
Scout Bond Fund, Inc., UMB Scout Fund, Inc.,
UMB Scout Regional Fund, Inc., UMB Scout
WorldWide Fund, Inc., UMB Scout Balanced
Fund, Inc., UMB Scout Capital Preservation Fund,
Inc., UMB Scout Kansas Tax-Exempt Bond Fund,
Inc., Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc., Buffalo Small Cap Fund,
Inc.; Vice President and Chief Financial Officer,
AFBA Five Star Fund, Inc.; Principal Financial
Officer, Investors Mark Series Fund, Inc.

Martin A. Cramer (49), Vice President and
Secretary.  Vice President and Secretary, Jones &
Babson, Inc., David L. Babson Growth Fund, Inc.,
D.L. Babson Money Market Fund, Inc., D.L.
Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II,
Inc., Babson Value Fund, Inc., Shadow Stock
Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., UMB Scout Stock Fund, Inc., UMB
Scout Bond Fund, Inc., UMB Scout Money Market
Fund, Inc., UMB Scout Tax-Free Money Market
Fund, Inc., UMB Scout Regional Fund, Inc., UMB
Scout WorldWide Fund, Inc., UMB Scout
Balanced Fund, Inc., UMB Scout Capital
Preservation Fund, Inc., UMB Scout Kansas Tax-
Exempt Bond Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.,
Buffalo Small Cap Fund, Inc.; Secretary and
Assistant Vice President, AFBA Five Star Fund,
Inc.; Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (37), Vice President.
Assistant Vice President, Jones & Babson, Inc.;
Vice President, David L. Babson Growth Fund,
_______________________________________
*	Trustees who are interested persons as
that term is defined in the Investment Company
Act of 1940, as amended.
Inc., D.L. Babson Money Market Fund, Inc., D.L.
Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II,
Inc., Babson Value Fund, Inc., Babson-Stewart
Ivory International Fund, Inc., Shadow Stock Fund,
Inc., UMB Scout Stock Fund, Inc., UMB Scout
Bond Fund, Inc., UMB Scout Money Market Fund,
Inc., UMB Scout Tax-Free Money Market Fund,
Inc., UMB Scout Regional Fund, Inc., UMB Scout
WorldWide Fund, Inc., UMB Scout Balanced
Fund, Inc., UMB Scout Capital Preservation Fund,
Inc., UMB Scout Kansas Tax-Exempt Bond Fund,
Inc., Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc., Buffalo Small Cap Fund,
Inc.

Edward L. Martin (49), Vice President-
Portfolio.  Executive Vice President and Director,
David L. Babson & Co. Inc., One Memorial Drive,
Cambridge, Massachusetts 02142; Vice President,
D. L. Babson Money Market Fund, Inc., D. L.
Babson Tax-Free Income Fund, Inc.

Remuneration of Officers and Trustees. None of the officers or trustees of the Trust will be remunerated by the Trust for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones &
Babson, Inc. under the provisions of the Management
Agreement.



COMPENSATION TABLE

                  Aggregate       Pension or Retirement   Estimated       Total Compensation
                  Compensation    Benefits Accrued As     Annual Benefits From All Babson Funds
Name of Director  From the Fund   Part of Fund Expenses   Upon Retirement Paid to Directors**
______________    _____________   __________________      _____________   ___________________
Larry D. Armel*      --                 --                    --                 --
Francis C. Rood     $500                --                    --               $7,250
William H. Russell  $500                --                    --               $7,250
H. David Rybolt     $500                --                    --               $7,000

*	As an "interested trustee," Mr. Armel received no compensation for his services as a trustee.

**	The amounts reported in this column reflect the total compensation paid to Messrs. Rood and Rybolt for services as trustees or directors of eight Babson Funds and to Mr. Russell for services as a trustee or director of nine Babson Funds during the fiscal year ended November 30, 1998. Director/Trustees' fees are paid by the Trust's manager and not by the Trust or the Funds themselves.



Messrs. Rood, Russell and Rybolt have no financial interest in, nor are they affiliated with either
Jones & Babson, Inc. or David L. Babson & Co. Inc.

The Audit Committee of the Board of Trustees is composed of Messrs. Rood, Russell and Rybolt.

The trustees of the Trust as a group own less than 1% of the Trust.

The Trust will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Trust is a common law trust organized under the laws of Missouri.
Under the terms of the Declaration of Trust, a special meeting of shareholders of the Trust must be held if the Trust receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The
Trust has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by the undertaking, the Trust will assist shareholder communications in such matters.

DIVIDENDS, DISTRIBUTIONS
AND THEIR TAXATION

Election to be Taxed as a Regulated Investment
Company. The Trust has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year.
The trustees reserve the right not to maintain the qualification of the Trust as a regulated investment company if they determine such course of action to be beneficial to shareholders. In such case, the Trust will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Trust's available earnings and profits.

All or a portion of any loss that you realize upon the redemption of your shares will be disallowed to the extent that you purchase other shares in the Trust
(through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.
Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Trust.
Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Trust will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

Dividends-Received Deduction for
Corporations. Because the Trust's income is derived primarily from interest rather than dividends, it is anticipated that only a small percentage, if any, of the dividends paid by the Trust for the most recent calendar year will qualify for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Trust as eligible for such treatment. Dividends so designated by the Trust must be attributable to dividends earned by the Trust from U.S. corporations that were not debt-financed.

Conversion Transactions. Gains realized by the Trust from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the Trust's expected return is attributable to the time value of the Trust's net investment in such transaction, and any one of the following criteria are met:

(1)	there is an acquisition of property with a
        substantially contemporaneous agreement
        to sell the same or substantially identical property in the future;

(2)	the transaction is an applicable straddle;

(3)	the transaction was marketed or sold to the
        Trust on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

(4)	the transaction is specified in Treasury
        regulations to be promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120% of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of Section 263(g) of the Code dealing with capitalized carrying costs.

Investments in Original Issue Discount (OID) and Market Discount (MD) Bonds. The Trust's investments in zero coupon bonds, bonds issued or acquired at a discount, delayed interest bonds or bonds that provide for payment of interest-in-kind
(PIK) may cause the Trust to recognize income and make distributions to you prior to its receipt of cash payments. Zero coupon and delayed interest bonds are normally issued at a discount and are, therefore, generally subject to tax reporting as OID obligations.
The Trust is required to accrue as income a portion of the discount at which these securities were issued, and to distribute such income each year (as ordinary dividends) in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes at the Trust level. PIK bonds are subject to similar tax rules concerning the amount, character and timing of income required to be accrued by the Trust. Bonds acquired in the secondary market for a price less than their stated redemption price, or revised issue price in the case of a bond having OID, are said to have been acquired with market discount. For these bonds, the Trust may elect to accrue market discount on a current basis, in which case the Trust will be required to distribute any such accrued discount. If the Trust does not elect to accrue market discount into income currently, gain recognized on sale will be recharacterized as ordinary income instead of capital gain to the extent of any accumulated market discount on the obligation.

Defaulted Obligations. The Trust may be required to accrue income on defaulted obligations and to distribute such income to you even though it is not currently receiving interest or principal payments on such obligations. In order to generate cash to satisfy these distribution requirements, the Trust may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Trust shares.

GENERAL INFORMATION AND HISTORY

The Trust was organized in Kansas City, Missouri, as a common law trust under an Agreement and Declaration of Trust dated November 2, 1944, which was amended and restated on February 24, 1989. It originally was known as Mutual Trust. When it came under the management of Jones & Babson, Inc., its name was changed to Babson (D.L.) Income Trust.
On February 14, 1984, shareholders changed its name to D.L. Babson Bond Trust. On March 31, 1988, the issued and outstanding shares of beneficial interest of the Trust were redesignated as "Portfolio L" (longer term) and a second class or series of shares known as "Portfolio S" (shorter term) was created. The Trust is an open-end, diversified, fully-managed investment company commonly known as a mutual fund. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Trust in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Trust which are not specifically allocated to either Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Trust will not issue any class of securities senior to any other class. The initial par value of the shares was $1.00 each. On September 30, 1955, this was changed to $0.25 each, and three additional shares at that time were issued for each share then outstanding.
Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

The Trust's Agreement and Declaration of Trust permits the Trust to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove trustees. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Trustees." The Trust has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of trustees; (2)
approval of any investment advisory agreement; (3) ratification of the selection of independent auditors;
and (4) approval of a distribution plan. As a result, the Trust does not intend to hold annual meetings.

The Trust may use the name "Babson" in its name so long as Jones & Babson, Inc. is continued as manager and David L. Babson & Co. Inc. as its investment counsel. Complete details with respect to the use of the name are set out in the Management
Agreement between the Trust and Jones & Babson,
Inc.

CUSTODIAN

The Trust's assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Trust, has possession of the Trust's cash and securities. The custodian bank is not responsible for the Trust's investment management or administration. But, as directed by the Trust's
Trustees, it delivers cash to those who have sold securities to the Trust in return for such securities, and to those who have purchased portfolio securities from the Trust, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Trust and holds this for payment to shareholders after deduction of the Trust's expenses. The custodian is compensated for its services by the manager. There is no separate charge to the Trust.

TRANSFER AGENT

Jones & Babson, Inc. also serves as transfer agent to the Trust.



INDEPENDENT AUDITORS

The Trust's financial statements are audited annually by independent auditors approved by the trustees each year, and in years in which an annual meeting is held the trustees may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas
City Place, 1200 Main Street, Suite 2000, Kansas
City, Missouri 64105, is the Trust's present independent auditor.

OTHER JONES & BABSON FUNDS

The Trust is one of nine no-load funds comprising the Babson Mutual Fund Group managed by Jones &
Babson, Inc. in association with its investment counsel, David L. Babson & Co. Inc. The other funds are:

BABSON EQUITY FUNDS

DAVID L. BABSON GROWTH FUND, INC.
was organized in 1960, with the objective of long-term growth of both capital and dividend income through investment in the common stocks of well-managed companies which have a record of long term above-average growth of both earnings and dividends.

BABSON ENTERPRISE FUND, INC. was
organized in 1983, with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies with market capital of $15 million to $300 million at the time of purchase.
This Fund is intended to be an investment vehicle for that part of an investor's capital which can ap-propriately be exposed to above-average risk in anticipation of greater rewards. This Fund is currently closed to new shareholders.

BABSON ENTERPRISE FUND II, INC. was
organized in 1991, with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies which at the time of purchase are considered by the Investment Adviser to be realistically valued in the smaller company sector of the market. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards.

BABSON VALUE FUND, INC. was organized in
1984, with the objective of long-term growth of capital and income by investing in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets.

SHADOW STOCK FUND, INC. was organized in
1987, with the objective of long-term growth of capital that can be exposed to above-average risk in anticipation of greater-than-average rewards. The
Fund expects to reach its objective by investing in small company stocks called "Shadow Stocks," i.e., stocks that combine the characteristics of "small stocks" (as ranked by market capitalization) and "neglected stocks" (least held by institutions and least covered by analysts).

BABSON-STEWART IVORY INTER-
NATIONAL FUND, INC. was organized in 1987, with the objective of seeking a favorable total return
(from market appreciation and income) by investing primarily in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States.

BABSON FIXED INCOME FUNDS

D. L. BABSON MONEY MARKET FUND, INC.
was organized in 1979, to provide investors the opportunity to manage their money over the short term by investing in high-quality short-term debt instruments for the purpose of maximizing income to the extent consistent with safety of principal and maintenance of liquidity. It offers two portfolios -
Prime and Federal. Money market funds are neither insured nor guaranteed by the U.S. Government and there is no assurance that the funds will maintain a stable net asset value.

D. L. BABSON TAX-FREE INCOME FUND,
INC. was organized in 1979, to provide
shareholders the highest level of regular income exempt from federal income taxes consistent with investing in quality municipal securities. It offers three separate high quality portfolios (including a money market portfolio) which vary as to average length of maturity. Income from the Tax-Free
Money Market portfolio may be subject to state and local taxes as well as the Alternative Minimum Tax.




BUFFALO FUNDS

Jones & Babson also sponsors and manages the Buffalo Group of Mutual Funds. They are:

BUFFALO BALANCED FUND, INC. was
organized in 1994, with the objective of long-term capital growth and high current income through investing in common stocks and secondarily by investing in convertible bonds, preferred stocks and convertible preferred stocks.

BUFFALO EQUITY FUND, INC. was organized
in 1994, with the objective of long-term capital appreciation to be achieved primarily by investment in common stocks. Realization of dividend income is a secondary consideration.

BUFFALO HIGH YIELD FUND, INC. was
organized in 1994, with the objective of a high level of current income and secondarily, capital growth by investing primarily in high-yielding fixed income securities.

BUFFALO USA GLOBAL FUND, INC. was
organized in 1994, with the objective of capital growth by investing in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations.

BUFFALO SMALL CAP FUND, INC. was
organized in 1998, with the objective of long-term capital growth by investment in equity securities of small companies.

A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., BMA Tower, 700 Karnes
Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. also sponsors nine mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial
Corporation. They are: UMB Scout Stock Fund, Inc.,
UMB Scout Bond Fund, Inc., UMB Scout Money
Market Fund, Inc., UMB Scout Tax-Free Money
Market Fund, Inc., UMB Scout Regional Fund, Inc.,
UMB Scout WorldWide Fund, Inc., UMB Scout
Balanced Fund, Inc., UMB Scout Capital
Preservation Fund, Inc. and UMB Scout Kansas Tax-
Exempt Bond Fund, Inc.

Jones & Babson, Inc. also sponsors the AFBA Five
Star Fund, Inc.



FIXED INCOME SECURITIES
DESCRIBED AND RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA 	Highest Grade. These securities possess the
ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA 	High Grade. Generally, these bonds differ
from AAA issues only in a small degree.
Here too, prices move with the long-term money market.

A 	Upper-medium Grade.  They have
considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa 	Best Quality.  These securities carry the
        smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	High Quality by All Standards.  They are
        rated lower than the best bonds because
        margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A 	Upper-medium Grade.  Factors giving
        security to principal and interest are
        considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa 	Bonds which are rated Baa are considered as
        medium grade obligations, i.e., they are neither highly protected nor poorly secured.
        Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba 	Bonds which are rated Ba are judged to have
        predominantly speculative elements; their future cannot be considered as well assured.
        Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B 	Bonds which are rated B generally lack
        characteristics of the desirable investment.
        Assurance of interest and principal
        payments or maintenance of other terms of the contract over any long period of time may be small.

Caa 	Bonds which are rated Caa are of poor
        standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca 	Bonds which are rated Ca represent
        obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
        Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means
Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1      Highest Quality
Prime - 2      Higher Quality
Prime - 3      High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;

(2)	economic evaluation of the issuer's industry
        or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)	evaluation of the issuer's products in relation
        to competition and customer acceptance;

(4)	liquidity;

(5)	amount and quality of long-term debt;

(6)	trend of earnings over a period of ten years;

(7)	financial strength of a parent company and
        relationships which exist with the issuer; and

(8)	recognition by the management of
        obligations which may be present or may
        arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A	Issues assigned this highest rating are
        regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1	This designation indicates that the degree
        of safety regarding timely payment is very strong.

A-2	Capacity for timely payment on issues
        with this designation is strong. However, the relative degree of safety is not as over-whelming.

A-3	Issues carrying this designation have a
        satisfactory capacity for timely payment.
        They are, however, somewhat more
        vulnerable to the adverse effects of
        changes in circumstances than obligations carrying the higher designations.

B	Issues rated "B" are regarded as having
        only an adequate capacity for timely
        payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

C	This rating is assigned to short-term debt
        obligations with a doubtful capacity for payment.

D	This rating indicates that the issuer is
        either in default or is expected to be in default upon maturity.

The Trust may invest a portion of its assets in lower rated fixed-income securities and unrated securities of comparable quality. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by S&P and Moody's, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories.
Even securities rated BBB by S&P or Baa by Moody's, which are considered investment grade, possess some speculative characteristics.

The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. In addition, since the high yield bond market is relatively new, its growth has paralleled a long economic expansion, and it has not weathered a recession in its present size and form.
An economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers of such bonds to repay principal and interest.

The Trust may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. To the extent a secondary trading market for high yielding, fixed-income securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Trust's ability to dispose of particular issues, when necessary, to meet the Trust's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthi-ness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Trust to obtain market quotations based on actual trades for purposes of valuing the Portfolios.

FINANCIAL STATEMENTS

The audited financial statements of the Trust which are contained in the November 30, 1998, Annual
Report to Shareholders are incorporated herein by reference.


15




D. L. BABSON BOND TRUST
PART C
OTHER INFORMATION

ITEM 23.	EXHIBITS:


                        (a)     (1)     Amended and Restated Agreement and
                                Declaration of Trust of the Registrant dated
                                March 31, 1988
                                is filed herewith as
                                Exhibit No. EX99.23(a)(1).

                                (2) Provisions of Supplementary Agreement and Declaration of Trust of the Registrant dated March 31, 1988 is filed herewith as
                                Exhibit No. EX99.23(a)(2).

			(c)	Specimen copy of each security to be issued by
                                the Registrant as Exhibit No. EX99.23(c).

                        (d)     (1)     Investment Management Agreement between
                                Registrant and Jones & Babson, Inc. dated
                                June 30, 1995
                                is filed  herewith as Exhibit No. EX99.23(d)(1).

                                (2)     Investment Counsel Agreement between
                                Jones & Babson, Inc. and
                                David L. Babson & Co., Inc. dated
                                June 30, 1995
                                is filed herewith as Exhibit No. EX99.23(d)(2).

                        (e) Principal Underwriting Agreement between the Registrant and Jones & Babson, Inc. dated September 30, 1993 is filed herewith as Exhibit No. EX99.23(e).

			(f)	Not Applicable.

			(g)	Custodian Agreement between Registrant and
                                UMB Bank, N.A. dated
                                May 5, 1997
                                is filed herewith at Exhibit No. EX99.23(g).

                        (h)     Transfer Agency Agreement between
                                Registrant and Jones & Babson, Inc. is
                                filed herewith at Exhibit No. EX99.23(h).

			(i)	Opinion and Consent of Counsel as to the
                                Legality of the Securities to be Issued is filed herewith as Exhibit No. EX99.23(i).

			(j)	(1)	Consent of Independent Auditors is
                                filed herewith as Exhibit No. EX99.23(j)(1).

                                (2)     Power of Attorney dated
                                January 23, 1992
                                is filed herewith as Exhibit No. EX99.23(j)(2).

			(k)	Not Applicable.

			(l)	Not Applicable.

			(m)	Not Applicable.

			(n)	Financial Data Schedule for the fiscal year
                                ended November 30, 1998 is filed herewith as Exhibit No. EX27.23(n).

			(o)	Not Applicable.


ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                REGISTRANT:     None.

ITEM 25.	INDEMNIFICATION:

		Under the terms of the Missouri general trust law and the Registrant's Amended and Restated Agreement and Declaration of Trust, the Registrant shall indemnify any person who was or is a trustee, agent or employee of the Registrant to the maximum extent permitted by the Missouri general law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

		(i)	by the Trustees by a majority vote of a quorum which
consists of the Trustees who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

		(ii)	if the required quorum is not obtainable or if a
quorum of such Trustees so directs, by independent legal counsel in a written opinion.

		No indemnification will be provided by the Registrant to any Trustee or agent of the Registrant for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of Jones & Babson, Inc. is the management of the Babson and Buffalo families of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of David L. Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients.

ITEM 27.	PRINCIPAL UNDERWRITER:

		(a)	Jones & Babson, Inc., the only principal underwriter
                        of the Registrant, also acts as principal underwriter for David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and AFBA Five Star Fund, Inc.

		(b)	The tables below set forth certain information as to
                        the Underwriter's Directors, Officers, Partners and Control Persons:

Name and Business       Positions and Offices   Positions and Offices
Address                 with Underwriter        with the Registrant

Stephen S. Soden        Chairman and Director   None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306

Larry D. Armel          President and Director  President and Director
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Giorgio Balzer          Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Robert T. Rakich        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Edward S. Ritter        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Robert N. Sawyer        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Vernon W. Voorhees      Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


P. Bradley Adams        Vice President and      Vice Presdient and
BMA Tower               Treasurer               Treasurer
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Martin A. Cramer        Vice Presdient and      Vice President and
BMA Tower               Secretary               Secretary
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Constance E. Martin     Asst. Vice President    Asst. Vice President
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


		(c)  Not applicable.


ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS:

		Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29.	MANAGEMENT SERVICES:

		There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.	UNDERTAKINGS

		Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 20th day of January, 1999.

        D. L. BABSON BOND TRUST

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    January 20, 1999
Larry D. Armel             Officer and Trustee

/s/ Francis C. Rood        Trustee                           January 20, 1999
Francis C. Rood*

/s/ William H. Russell     Trustee                           January 20, 1999
William H. Russell*

/s/ H. David Rybolt        Trustee                           January 20, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal           January 20, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

D. L. BABSON BOND TRUST

EXHIBIT INDEX

Exhibit                                 Exhibit No.

Amended and Restated Agreement and
Declaration of Trust                    EX99.23(a)(1)
Provisions of Supplementary
  Agreement to Declaration of Trust     EX99.23(a)(2)
Bylaws                                  EX99.23(b)
Specimen Security                       EX99.23(c)
Investment Management Agreement         EX99.23(d)(1)
Investment Counsel Agreement            EX99.23(d)(2)
Underwriting Agreement                  EX99.23(e)
Custodian Agreement                     EX99.23(g)
Transfer Agency Agreement               EX99.23(h)
Legal Opinion                           EX99.23(i)
Auditor Consent                         EX99.23(j)(1)
Power of Attorney                       EX99.23(j)(2)
Financial Data Schedule                 EX27.23(n)